Employee Benefit Plans Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Employer contribution expense	$ 4,200,000	$ 4,000,000	$ 3,900,000
401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Number of years of service for vesting	2 years
Number of hours of service for vesting, per year	1,000
Percentage vested after fulfilling the minimum required years of service	20.00%
Number of years for incremental percentage vesting until participant fully vested in Company's matching contribution	4 years
Deferred Profit Sharing [Member]
Employee Benefit Plans [Line Items]
Employer contribution expense	0	0	0
Number of hours of service for eligibility in profit sharing plan, per year	500
Number of shares in profit sharing plan	500,000
Employee Stock [Member]
Employee Benefit Plans [Line Items]
Maximum number of shares of Class B common stock for Employee Stock Purchase Plan	$ 750,000
Defined Contribution Plan Number Of Shares Of Class B Common Stock Purchased Under Plan Since Inception	140,600
First Salary Deferral Contribution [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	2.00%
Employers contribution percentage	100.00%
Second Salary Deferral Contribution [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	4.00%
Employers contribution percentage	50.00%
Minimum [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	1.00%
Maximum [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	50.00%
Maximum [Member] | Employee Stock [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	10.00%